CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Income		$ 62,895	$ 56,152	$ 46,435
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from the sale of equity securities at fair value		0	0	560
Proceeds from sales of loans held for sale		1,283,741	1,478,908	642,537
Disbursements for loans held for sale		(1,210,897)	(1,438,982)	(647,606)
Provision for credit losses	[1]	(1,928)
Provision for credit losses	[1]		12,463	824
Deferred income tax (benefit) expense		1,912	(2,130)	1,088
Net deferred loan fees (costs)		(7,857)	1,686	(2,936)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time		12,130	9,161	6,059
Net gains on mortgage loans		(35,880)	(62,560)	(19,978)
Net gains on securities available for sale		(1,411)	(267)	(307)
Share based compensation		1,947	1,980	1,854
Increase in accrued income and other assets		(11,669)	(7,966)	(6,061)
Increase in accrued expenses and other liabilities		17,171	10,239	12,023
Total Adjustments		47,259	2,532	(11,943)
Net Cash From Operating Activities		110,154	58,684	34,492
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale		85,371	38,095	68,716
Proceeds from maturities, prepayments and calls of securities available for sale		375,723	306,691	153,938
Purchases of securities available for sale		(824,348)	(859,068)	(237,672)
Proceeds from the maturity of interest bearing deposits - time		0	350	250
Purchase of Federal Home Loan Bank stock		0	(68)	0
Net increase in portfolio loans (loans originated, net of principal payments)		(205,539)	(41,861)	(215,276)
Proceeds from the sale of portfolio loans		10,032	2,395	50,516
Proceeds from the sale of other real estate and repossessed assets		1,004	1,367	1,766
Proceeds from bank-owned life insurance		467	1,441	470
Proceeds from the sale of property and equipment		63	1,133	74
Capital expenditures		(5,837)	(4,383)	(4,936)
Net Cash Used in Investing Activities		(563,064)	(553,908)	(182,154)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits		479,735	600,628	123,299
Net increase (decrease) in other borrowings		(3)	(24,994)	25,002
Proceeds from Federal Home Loan Bank advances		100,000	239,254	111,000
Payments of Federal Home Loan Bank advances		(100,000)	(272,910)	(73,143)
Proceeds from issuance of subordinated debt, net of issuance costs		0	39,236	0
Dividends paid		(18,155)	(17,618)	(16,554)
Proceeds from issuance of common stock		61	15	284
Repurchase of common stock		(17,269)	(14,231)	(26,284)
Share based compensation withholding obligation		(691)	(755)	(882)
Net Cash From Financing Activities		443,678	548,625	142,722
Net Increase (Decrease) in Cash and Cash Equivalents		(9,232)	53,401	(4,940)
Cash and Cash Equivalents at Beginning of Year		118,705	65,304	70,244
Cash and Cash Equivalents at End of Year		109,473	118,705	65,304
Cash paid during the year for
Interest		8,419	16,912	26,697
Income taxes		14,059	15,500	9,534
Transfers to other real estate and repossessed assets		253	332	2,242
Transfer of mortgage loans to held for sale		34,811	0	36,622
Securitization of portfolio loans		0	26,324	65,070
Right of use assets obtained in exchange for lease obligations		283	1,587	9,906
Purchase of securities available for sale not yet settled		$ 0	$ 1,000	$ 0

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.